Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
At Fair Value Through Profit or Loss	R$ 568,354	R$ 464,682
Financial Assets At Carrying Value [Member]
IfrsStatementLineItems [Line Items]
At Fair Value Through Profit or Loss		1,505
Current		1,505
Financial Assets At Carrying Value [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current		1,505
Financial assets at fair value, class [member]
IfrsStatementLineItems [Line Items]
At Fair Value Through Profit or Loss		1,560
Current		1,560
Financial assets at fair value, class [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current		1,560
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
IfrsStatementLineItems [Line Items]
Cost		1,505
Accumulated gain / (loss) reflected in income		55
At Fair Value Through Profit or Loss		1,560
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Brazilian external debt bonds [Member]
IfrsStatementLineItems [Line Items]
Cost		1,505
Accumulated gain / (loss) reflected in income		55
At Fair Value Through Profit or Loss		R$ 1,560